Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred Series B Shares
Temporary equity shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity shares, authorized (in shares)	55,000	55,000
Temporary equity shares, issued (in shares)	0	49,969
Temporary equity shares, outstanding (in shares)	0	49,969
Preferred Series C Shares
Temporary equity shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity shares, authorized (in shares)	5,000	5,000
Temporary equity shares, issued (in shares)	0	5,000
Temporary equity shares, outstanding (in shares)	0	5,000
Preferred Series D Shares
Temporary equity shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity shares, authorized (in shares)	15,000	15,000
Temporary equity shares, issued (in shares)	15,000	15,000
Temporary equity shares, outstanding (in shares)	15,000	15,000
Series E Convertible Preferred Shares
Temporary equity shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Temporary equity shares, authorized (in shares)	80,000	80,000
Temporary equity shares, issued (in shares)	77,500	0
Temporary equity shares, outstanding (in shares)	77,500	0
Multiple Voting Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	4,754,979	4,754,979
Common stock, shares outstanding (in shares)	4,754,979	4,754,979
Subordinate Voting Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	75,282,908	69,888,086
Common stock, shares outstanding (in shares)	75,282,908	69,888,086
Exchangeable Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	6,445,878	7,017,866
Common stock, shares outstanding (in shares)	6,445,878	7,017,866